Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Finance Expenses
Summary of components of interest cost

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Interest expense	$46,768	$28,977	$19,669
Amortization of debt issuance cost and fair value of debt assumed	3,188	1,737	1,198
Total interest cost	$49,956	$30,714	$20,867

Summary of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Bank fees, charges	$551	$516	$342
Guarantee costs	403	621	696
Commitment fees	306	269	273
Total other finance expense	$1,260	$1,406	$1,311